Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Benefit Plans [Abstract]
Deferred percentage maximum of employee's annual compensation	15.00%
Defined contribution plan, employer discretionary contribution amount	$ 229	$ 156	$ 227